Note 3 - Accounts and notes receivable, net: Accounts and, financing receivable, allowance for credit loss (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Accounts and Financing Receivable, Allowance for Credit Loss	$ 548,827	$ 534,562	$ 472,293	$ 303,311
Accounts And Financing Receivable Allowance For Credit Loss Addition	0	77,399	178,118
Accounts And Financing Receivable, Allowance For Credit Loss, Reversal	(506)	0	0
Accounts And Financing Receivable Allowance For Credit Loss Foreign Currency Translation	$ 14,771	$ (15,130)	$ (9,136)